Kansas City Life Insurance Company
Kansas City Life Variable Annuity Separate Account

Supplement dated January 1, 2009
to the
Prospectus dated May 1, 2008
of the

Century II Variable Annuity Contract
Affinity Variable Annuity Contract
Freedom Variable Annuity Contract

This supplement updates the Prospectus for your Contract issued through Kansas City Life Variable Annuity Separate Account.  The supplement provides information about the current charge for an optional benefit, the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit when issued on or after January 1, 2009.  If you need an additional copy of the Prospectus, please call us toll free at 1-800-616-3670.

If you purchase a Contract and the Contract is issued on or after January 1, 2009 and you elect the optional FIVE PlusSM Guaranteed Minimum Withdrawal Benefit (“GMWB”), the current monthly charge for the GMWB is 0.079% (multiplied by the Guaranteed Withdrawal Balance).  If you purchased your Contract before January 1, 2009 and you elected the GMWB, the monthly charge for the benefit will continue to be 0.05% as described in the Prospectus, but we reserve the right to increase the charge on the effective date of a Step-Up to the charge currently being assessed at that time for newly-issued Contracts.  Accordingly, if your Contract was issued before January 1, 2009 and your monthly GMWB charge is 0.05%, upon a Step-Up your monthly charge could increase to 0.079%.  However, the monthly charge for the GMWB is guaranteed not to exceed 0.10%.

To reflect this change, the following sections of the Prospectus for the Contract are updated as follows:

The following sections are amended as follows:

In the section of the Prospectus entitled “Highlights – Charges and Deductions – FIVE PlusSM Guaranteed Minimum Withdrawal Benefit”:

Replace the second sentence with the following:

The current monthly charge is 0.079% multiplied by the Guaranteed Withdrawal Balance.

In the section of the Prospectus entitled “Fee Table – Periodic Charges Other Than Portfolio Expenses – Optional Rider Charges”:

For the Century II Variable Annuity Contract and the Affinity Variable Annuity Contract:

Replace footnote 4 with the following:

“The current charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.079% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).”

For the Freedom Variable Annuity Contract:

Replace footnote 2 with the following:

“The current charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.079% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).”

The following fee table examples vary by which Contract you own.

Under Fee Table – Example of Charges:

For the Century II Variable Annuity Contract

Replace the example with the following:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, a monthly Guaranteed Minimum Withdrawal Benefit (“GMWB”) charge of 0.10% multiplied by the Guaranteed Withdrawal Balance, Variable Account charges, and the highest Annual Portfolio Operating Expenses.  The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.  Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year.

(1)  If the Contract is surrendered or paid out under a Non-Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$1,111.30	$2,074.81	$2,858.98	$4,822.78

Maximum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$1,001.22	$1,757.88	$2,342.17	$3,847.18

Minimum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$953.77	$1,618.81	$2,111.17	$3,389.05

Minimum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$841.78	$1,284.71	$1,545.93	$2,211.71

(2)  If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$480.90	$1,443.61	$2,407.55	$4,822.78

Maximum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$363.20	$1,103.52	$1,862.80	$3,847.18

Minimum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$312.50	$954.38	$1,619.44	$3,389.05

Minimum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$192.76	$595.91	$1,023.78	$2,211.71

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The examples above assume that we assess no transfer charges or premium taxes.  The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year.  There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year.  As of 12/31/07 the average Contract Value is equal to $32,769 with an average administration fee equal to $23.46.  For purposes of the examples above the annual administrative fee is assumed to represent a 0.2346% charge on a $10,000 investment.

You should not consider the assumed expenses in the examples to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.

The various Funds themselves or their investment advisers provided the expense information regarding the Portfolios.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

For the Affinity Variable Annuity Contract

Replace the example with the following:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  The Example shows the highest costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, the Enhanced Combination Guaranteed Minimum Death Benefit Option (“GMDB”) charge, a monthly Guaranteed Minimum Withdrawal Benefit (“GMWB”) charge of 0.10% multiplied by the Guaranteed Withdrawal Balance, and highest Annual Portfolio Operating Expenses for the year ended December 31, 2007.  The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.  Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit and the optional Enhanced Combination Guaranteed Minimum Death Benefit Option.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$1,199.25	$2,068.80	$2,849.35	$4,807.20

Maximum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$1,058.23	$1,657.02	$2,174.93	$3,518.49

Minimum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$1,066.22	$1,680.68	$2,214.26	$3,596.62

Minimum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$923.11	$1,249.93	$1,486.26	$2,083.59

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$478.61	$1,437.11	$2,397.33	$4,807.20

Maximum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$326.32	$995.25	$1,686.47	$3,518.49

Minimum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$334.98	$1,020.70	$1,728.01	$3,596.62

Minimum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$180.44	$558.53	$960.81	$2,083.59

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The examples above assume that we assess no transfer charges or premium taxes.  The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year.  There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year.  As of 12/31/07, the average Contract Value is equal to $123,843 with an average administration fee equal to $10.92.  This translates the annual administrative fee into a 0.1092% charge on a $10,000 investment for the purposes of the examples.

You should not consider the assumed expenses in the examples to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.

The various Funds themselves or their investment advisers provided the expense information regarding the Funds.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

For the Freedom Variable Annuity Contract

Replace the example with the following:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, a monthly Guaranteed Minimum Withdrawal Benefit (“GMWB”) charge of 0.10% multiplied by the

Guaranteed Withdrawal Balance, Variable Account charges, and highest Annual Portfolio Operating Expenses for the year ended December 31, 2007.  The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.  Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year.

If the Contract is paid out under a Non-Life Payment Option or a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$458.49	$1,379.60	$2,306.22	$4,647.15

Maximum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$340.54	$1,037.13	$1,754.92	$3,646.46

Minimum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$314.56	$960.52	$1,629.61	$3,409.01

Minimum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$194.86	$602.32	$1,034.62	$2,234.22

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the Example.

These examples assume that we assess no transfer charges or premium taxes.

You should not consider the assumed expenses in the examples to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Portfolios.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

In the section of the Prospectus entitled “Optional Riders – FIVE PlusSM Guaranteed Minimum Withdrawal Benefit – GMWB Rider Charge:”

Replace the second sentence in the first paragraph with the following:

The GMWB Rider charge is equal to 0.079% multiplied by the Guaranteed Withdrawal Balance.